FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Provisions detail for the debt instruments portfolio using the expected credit losses model (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	$ 34,317,259 [1]	$ 37,570,270
Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	5,812,624	8,404,878
Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Debt instruments acquired	2,874
Debt instruments, decrease from assets held for sale	(3,116)
Debt instruments, sales and maturities	(1,397)
Debt instruments, net provisions recognized	(699)
Fair value through other comprehensive income | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Debt instruments, decrease in relation to prior period	(2,338)
Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	566,597	1,318,452
Stage 3 | Cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	1,231,737	2,161,759
Stage 3 | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	(665,140)	(843,307)
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	32,823,352	36,524,575
Debt instruments | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	9,363,972	13,489,294
Debt instruments | Fair value through OCI and amortized cost | Cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	9,363,972	13,489,294	$ 12,996,259
Debt instruments | Fair value through OCI and amortized cost | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	16,696	58,937	55,803	$ 64,901
Debt instruments | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	5,812,624	8,404,878
Debt instruments | Amortized cost | Cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	5,829,320	8,463,815
Debt instruments | Amortized cost | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	(16,696)	(58,937)
Debt instruments | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	3,551,348	5,084,416
Debt instruments | Fair value through other comprehensive income | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	(1,757)	(5,734)
Debt instruments | Stage 1 | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	6,313,062	12,998,652
Debt instruments | Stage 1 | Fair value through OCI and amortized cost | Cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	6,313,062	12,998,652	12,760,342
Debt instruments | Stage 1 | Fair value through OCI and amortized cost | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	12,376	33,409	29,939	29,881
Debt instruments | Stage 1 | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	5,387,280	7,975,158
Debt instruments | Stage 1 | Amortized cost | Cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	5,399,656	8,008,567
Debt instruments | Stage 1 | Amortized cost | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	(12,376)	(33,409)
Debt instruments | Stage 1 | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	925,782	5,023,494
Debt instruments | Stage 1 | Fair value through other comprehensive income | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	(4,174)	(6,513)
Debt instruments | Stage 2 | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	3,050,910	454,065
Debt instruments | Stage 2 | Fair value through OCI and amortized cost | Cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	3,050,910	454,065	205,133
Debt instruments | Stage 2 | Fair value through OCI and amortized cost | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	4,320	8,120	11,913	35,020
Debt instruments | Stage 2 | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	425,344	393,143
Debt instruments | Stage 2 | Amortized cost | Cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	429,664	401,263
Debt instruments | Stage 2 | Amortized cost | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	(4,320)	(8,120)
Debt instruments | Stage 2 | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	2,625,566	60,922
Debt instruments | Stage 2 | Fair value through other comprehensive income | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	(2,417)
Debt instruments | Stage 3 | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance		36,577
Debt instruments | Stage 3 | Fair value through OCI and amortized cost | Cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	0	36,577	30,784
Debt instruments | Stage 3 | Fair value through OCI and amortized cost | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	$ 0	17,408	$ 13,951	$ 0
Debt instruments | Stage 3 | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance		36,577
Debt instruments | Stage 3 | Amortized cost | Cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance		53,985
Debt instruments | Stage 3 | Amortized cost | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance		$ (17,408)

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.